UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS U.S. SMALL CAPITALIZATION EQUITY FUND

FORM N-Q

SEPTEMBER 30, 2017

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited)	September 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 2.1%
Cooper Tire & Rubber Co.	74,904	$2,801,409
Cooper-Standard Holdings Inc.	37,756	4,378,563	*
Dana Inc.	117,604	3,288,208
Stoneridge Inc.	117,980	2,337,184	*
Tenneco Inc.	70,685	4,288,459
Tower International Inc.	110,104	2,994,829

Total Auto Components		20,088,652

Diversified Consumer Services - 0.6%
Adtalem Global Education Inc.	88,966	3,189,431
Sotheby’s	45,089	2,079,054	*

Total Diversified Consumer Services		5,268,485

Hotels, Restaurants & Leisure - 4.7%
BJ’s Restaurants Inc.	78,041	2,376,348	*
Bloomin’ Brands Inc.	178,017	3,133,099
Boyd Gaming Corp.	176,100	4,587,405
Caesars Entertainment Corp.	205,665	2,745,628	*
Cheesecake Factory Inc.	46,056	1,939,879
Dave & Buster’s Entertainment Inc.	66,882	3,509,967	*
Denny’s Corp.	73,715	917,752	*
Jack in the Box Inc.	51,256	5,224,012
Marriott Vacations Worldwide Corp.	46,738	5,820,283
Penn National Gaming Inc.	217,559	5,088,705	*
Pinnacle Entertainment Inc.	45,807	976,147	*
Ruth’s Hospitality Group Inc.	55,938	1,171,901
Scientific Games Corp., Class A Shares	110,600	5,071,010	*
Sonic Corp.	92,460	2,353,107

Total Hotels, Restaurants & Leisure		44,915,243

Household Durables - 1.3%
Hooker Furniture Corp.	19,140	913,935
KB Home	263,438	6,354,125
La-Z-Boy Inc.	72,660	1,954,554
M.D.C. Holdings Inc.	86,233	2,863,798

Total Household Durables		12,086,412

Leisure Products - 0.4%
Johnson Outdoors Inc., Class A Shares	13,918	1,019,911
Malibu Boats Inc., Class A Shares	40,900	1,294,076	*
Sturm Ruger & Co. Inc.	36,272	1,875,262

Total Leisure Products		4,189,249

Media - 0.6%
Media General Inc., Contingent Value Rights	90,228	0	(a)(b)(c)
Meredith Corp.	39,481	2,191,196
Sinclair Broadcast Group Inc., Class A Shares	113,000	3,621,650

Total Media		5,812,846

Multiline Retail - 0.5%
Big Lots Inc.	88,942	4,764,623

Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A Shares	293,042	4,231,526
Ascena Retail Group Inc.	306,928	751,974	*
Barnes & Noble Inc.	257,370	1,956,012
Christopher & Banks Corp.	131,467	178,795	*
Express Inc.	374,994	2,534,959	*
Finish Line Inc., Class A Shares	165,617	1,992,373
Francesca’s Holdings Corp.	315,059	2,318,834	*
Genesco. Inc.	107,850	2,868,810	*
Hibbett Sports Inc.	73,534	1,047,860	*
Office Depot Inc.	254,417	1,155,053

Total Specialty Retail		19,036,196

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp.	34,723	$2,375,400	*
Oxford Industries Inc.	15,336	974,450
Perry Ellis International Inc.	43,316	1,024,857	*
Vera Bradley Inc.	51,082	450,032	*
Wolverine World Wide Inc.	122,147	3,523,941

Total Textiles, Apparel & Luxury Goods		8,348,680

TOTAL CONSUMER DISCRETIONARY		124,510,386

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 0.5%
Andersons Inc.	49,321	1,689,244
Ingles Markets Inc., Class A Shares	13,827	355,354
SpartanNash Co.	46,938	1,237,755
SUPERVALU Inc.	74,583	1,622,180	*

Total Food & Staples Retailing		4,904,533

Food Products - 1.6%
Dean Foods Co.	255,568	2,780,580
Fresh Del Monte Produce Inc.	59,545	2,706,916
Omega Protein Corp.	53,741	894,788
Sanderson Farms Inc.	53,170	8,588,018

Total Food Products		14,970,302

Personal Products - 0.2%
Medifast Inc.	32,181	1,910,586

TOTAL CONSUMER STAPLES		21,785,421

ENERGY - 3.0%
Energy Equipment & Services - 1.2%
Archrock Inc.	79,221	994,224
Exterran Corp.	79,945	2,527,061	*
Mammoth Energy Services Inc.	33,798	569,834	*
Oil States International Inc.	69,126	1,752,344	*
Pioneer Energy Services Corp.	382,030	974,177	*
Superior Energy Services Inc.	304,550	3,252,594	*
Unit Corp.	53,372	1,098,396	*

Total Energy Equipment & Services		11,168,630

Oil, Gas & Consumable Fuels - 1.8%
Abraxas Petroleum Corp.	625,718	1,176,350	*
Bonanza Creek Energy Inc.	29,589	976,141	*
Cloud Peak Energy Inc.	276,140	1,010,672	*
Delek U.S. Holdings Inc.	177,084	4,733,455
Green Plains Inc.	34,794	701,099
Matador Resources Co.	86,776	2,355,968	*
Peabody Energy Corp.	62,632	1,816,954	*
Renewable Energy Group Inc.	34,557	419,868	*
REX American Resources Corp.	19,337	1,814,391	*
Scorpio Tankers Inc.	257,628	883,664
Stone Energy Corp.	43,091	1,252,225	*

Total Oil, Gas & Consumable Fuels		17,140,787

TOTAL ENERGY		28,309,417

FINANCIALS - 17.5%
Banks - 9.0%
Banc of California Inc.	172,476	3,578,877
Berkshire Hills Bancorp Inc.	51,742	2,005,003
Brookline Bancorp Inc.	130,549	2,023,509
Cathay General Bancorp	47,909	1,925,942

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	SHARES	VALUE
Banks - (continued)
Centerstate Banks Inc.	93,166	$2,496,849
Columbia Banking System Inc.	108,447	4,566,703
Community Trust Bancorp Inc.	22,651	1,053,272
Customers Bancorp Inc.	77,155	2,516,796	*
First Bancorp	441,844	2,262,241	*
First Commonwealth Financial Corp.	144,359	2,039,793
First Financial Bancorp	55,560	1,452,894
First Interstate BancSystem Inc., Class A Shares	62,313	2,383,472
First Merchants Corp.	113,193	4,859,375
First Midwest Bancorp Inc.	157,830	3,696,379
Hancock Holding Co.	49,761	2,410,920
Hanmi Financial Corp.	162,328	5,024,052
Heartland Financial USA Inc.	33,013	1,630,842
Hilltop Holdings Inc.	125,946	3,274,596
Home BancShares Inc.	148,737	3,751,147
IBERIABANK Corp.	77,354	6,354,631
OFG Bancorp	122,233	1,118,432
Opus Bank	104,142	2,499,408
Sandy Spring Bancorp Inc.	22,302	924,195
Seacoast Banking Corp.	60,999	1,457,266	*
Union Bankshares Corp.	31,021	1,095,041
United Community Banks Inc.	190,485	5,436,442
Valley National Bancorp	154,722	1,864,400
Western Alliance Bancorp	105,358	5,592,403	*
Wintrust Financial Corp.	81,332	6,369,109

Total Banks		85,663,989

Capital Markets - 1.5%
Cowen Inc.	96,260	1,713,428	*
Evercore Inc., Class A Shares	66,678	5,350,910
International FCStone Inc.	54,072	2,072,039	*
Investment Technology Group Inc.	21,437	474,615
Manning & Napier Inc.	117,186	462,885
OM Asset Management PLC	168,920	2,520,286
Piper Jaffray Cos.	31,223	1,853,085

Total Capital Markets		14,447,248

Consumer Finance - 0.3%
Consumer Portfolio Services Inc.	67,093	305,944	*
Enova International Inc.	126,324	1,699,058	*
Nelnet Inc., Class A Shares	11,174	564,287

Total Consumer Finance		2,569,289

Insurance - 2.1%
American Equity Investment Life Holding Co.	115,124	3,347,806
CNO Financial Group Inc.	116,423	2,717,313
Employers Holdings Inc.	30,888	1,403,859
Genworth Financial Inc., Class A Shares	302,576	1,164,918	*
HCI Group Inc.	81,231	3,107,086
Heritage Insurance Holdings Inc.	141,625	1,870,866
Infinity Property & Casualty Corp.	7,427	699,623
Primerica Inc.	18,000	1,467,900
United Fire Group Inc.	36,978	1,694,332
Universal Insurance Holdings Inc.	116,477	2,678,971

Total Insurance		20,152,674

Mortgage Real Estate Investment (REITs) - 0.7%
Ladder Capital Corp.	154,914	2,134,715
MTGE Investment Corp.	76,321	1,480,627
Pennymac Mortgage Investment Trust	152,814	2,657,436

Total Mortgage Real Estate Investment (REITs)		6,272,778

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 3.9%
BofI Holding Inc.	216,218	$6,155,726	*
Essent Group Ltd.	158,465	6,417,832	*
LendingTree Inc.	18,864	4,611,305	*
Meta Financial Group Inc.	24,364	1,910,138
MGIC Investment Corp.	583,799	7,315,001	*
NMI Holdings Inc., Class A Shares	121,779	1,510,060	*
PennyMac Financial Services Inc., Class A Shares	54,752	974,586	*
Radian Group Inc.	232,228	4,340,341
Walker & Dunlop Inc.	54,635	2,859,050	*
WSFS Financial Corp.	24,191	1,179,311

Total Thrifts & Mortgage Finance		37,273,350

TOTAL FINANCIALS		166,379,328

HEALTH CARE - 14.5%
Biotechnology - 5.4%
Achillion Pharmaceuticals Inc.	397,075	1,782,867	*
Acorda Therapeutics Inc.	93,516	2,211,653	*
AMAG Pharmaceuticals Inc.	87,164	1,608,176	*
Amicus Therapeutics Inc.	121,449	1,831,451	*
Aptevo Therapeutics Inc.	57,982	132,779	*
Arena Pharmaceuticals Inc.	24,190	616,845	*
Celldex Therapeutics Inc.	343,095	981,252	*
Chimerix Inc.	178,653	937,928	*
Conatus Pharmaceuticals Inc.	96,247	528,396	*
Concert Pharmaceuticals Inc.	72,950	1,076,013	*
Dyax Corp., Contingent Value Rights	233,901	0	(a)(b)(c)
Eagle Pharmaceuticals Inc.	36,238	2,161,234	*
Emergent BioSolutions Inc.	91,013	3,681,476	*
Enanta Pharmaceuticals Inc.	61,383	2,872,724	*
Epizyme Inc.	71,196	1,356,284	*
Geron Corp.	645,734	1,407,700	*
Halozyme Therapeutics Inc.	73,989	1,285,189	*
Infinity Pharmaceuticals Inc.	135,100	179,683	*
Insmed Inc.	57,562	1,796,510	*
Insys Therapeutics Inc.	140,736	1,249,736	*
MiMedx Group Inc.	270,592	3,214,633	*
Momenta Pharmaceuticals Inc.	153,003	2,830,555	*
NewLink Genetics Corp.	109,404	1,113,733	*
Osiris Therapeutics Inc.	105,040	483,184	*
Peregrine Pharmaceuticals Inc.	55,900	175,526	*
PTC Therapeutics Inc.	192,104	3,844,001	*
Repligen Corp.	126,739	4,856,638	*
Sangamo Therapeutics Inc.	113,239	1,698,585	*
Trevena Inc.	137,704	351,145	*
Vanda Pharmaceuticals Inc.	265,936	4,760,254	*

Total Biotechnology		51,026,150

Health Care Equipment & Supplies - 3.6%
Analogic Corp.	23,084	1,933,285
AngioDynamics Inc.	35,467	606,131	*
Cardiovascular Systems Inc.	77,845	2,191,337	*
Halyard Health Inc.	59,955	2,699,774	*
Heska Corp.	23,304	2,052,849	*
ICU Medical Inc.	21,824	4,055,990	*
Lantheus Holdings Inc.	97,157	1,729,395	*
Masimo Corp.	23,809	2,060,907	*
Merit Medical Systems Inc.	116,297	4,925,178	*
Natus Medical Inc.	74,174	2,781,525	*
NuVasive Inc.	32,564	1,805,999	*
NxStage Medical Inc.	83,090	2,293,284	*
OraSure Technologies Inc.	168,151	3,783,398	*
Orthofix International NV	31,132	1,470,987	*

Total Health Care Equipment & Supplies		34,390,039

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	SHARES	VALUE
Health Care Providers & Services - 1.8%
Ensign Group Inc.	62,831	$1,419,352
Kindred Healthcare Inc.	201,983	1,373,485
LifePoint Health Inc.	22,690	1,313,751	*
Magellan Health Inc.	79,257	6,839,879	*
Molina Healthcare Inc.	94,599	6,504,627	*

Total Health Care Providers & Services		17,451,094

Health Care Technology - 0.4%
Cotiviti Holdings Inc.	106,164	3,819,781	*

Life Sciences Tools & Services - 1.4%
Cambrex Corp.	50,098	2,755,390	*
INC Research Holdings Inc., Class A Shares	72,485	3,790,966	*
Luminex Corp.	35,434	720,373
PAREXEL International Corp.	23,877	2,103,086	*
PRA Health Sciences Inc.	50,600	3,854,202	*

Total Life Sciences Tools & Services		13,224,017

Pharmaceuticals - 1.9%
Amphastar Pharmaceuticals Inc.	65,523	1,170,896	*
Catalent Inc.	55,745	2,225,340	*
Corcept Therapeutics Inc.	153,666	2,965,754	*
Horizon Pharma PLC	144,966	1,838,169	*
Innoviva Inc.	119,484	1,687,114	*
Intersect ENT Inc.	54,400	1,694,560	*
Revance Therapeutics Inc.	55,572	1,531,008	*
SciClone Pharmaceuticals Inc.	313,809	3,514,661	*
Sucampo Pharmaceuticals Inc., Class A Shares	90,197	1,064,325	*
Supernus Pharmaceuticals Inc.	23,204	928,160	*

Total Pharmaceuticals		18,619,987

TOTAL HEALTH CARE		138,531,068

INDUSTRIALS - 14.1%
Aerospace & Defense - 0.7%
AAR Corp.	51,628	1,950,506
Curtiss-Wright Corp.	35,523	3,713,575
Moog Inc., Class A Shares	17,289	1,442,421	*

Total Aerospace & Defense		7,106,502

Air Freight & Logistics - 0.1%
Forward Air Corp.	8,515	487,313

Airlines - 0.5%
Hawaiian Holdings Inc.	117,763	4,422,001	*

Building Products - 1.0%
Continental Building Products Inc.	71,781	1,866,306	*
NCI Building Systems Inc.	104,095	1,623,882	*
Patrick Industries Inc.	43,278	3,639,680	*
Universal Forest Products Inc.	29,596	2,905,143

Total Building Products		10,035,011

Commercial Services & Supplies - 4.1%
ACCO Brands Corp.	151,367	1,801,267	*
Brink’s Co.	71,521	6,025,644
Deluxe Corp.	78,859	5,753,553
Ennis Inc.	59,425	1,167,701
Essendant Inc.	118,166	1,556,246
Herman Miller Inc.	79,294	2,846,655
Interface Inc.	179,459	3,930,152
Knoll Inc.	137,761	2,755,220
Quad Graphics Inc.	93,138	2,105,850
R.R. Donnelley & Sons Co.	334,783	3,448,265
Steelcase Inc., Class A Shares	293,311	4,516,989
Tetra Technology Inc.	76,981	3,583,466

Total Commercial Services & Supplies		39,491,008

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	SHARES	VALUE
Construction & Engineering - 2.0%
Argan Inc.	56,128	$3,774,608
Comfort Systems USA Inc.	76,751	2,740,011
Dycom Industries Inc.	46,379	3,983,028	*
EMCOR Group Inc.	87,470	6,068,669
MYR Group Inc.	76,027	2,215,427	*
Orion Group Holdings Inc.	37,370	245,147	*

Total Construction & Engineering		19,026,890

Electrical Equipment - 0.6%
Atkore International Group Inc.	141,239	2,755,573	*
Generac Holdings Inc.	63,428	2,913,248	*

Total Electrical Equipment		5,668,821

Machinery - 2.0%
Alamo Group Inc.	7,417	796,363
Briggs & Stratton Corp.	4,943	116,161
Federal Signal Corp.	135,223	2,877,546
Global Brass & Copper Holdings Inc.	74,321	2,512,050
Harsco Corp.	178,926	3,739,553	*
Mueller Water Products Inc., Class A Shares	87,715	1,122,752
SPX Corp.	30,162	884,953	*
Wabash National Corp.	290,632	6,632,222

Total Machinery		18,681,600

Professional Services - 1.1%
Barrett Business Services Inc.	22,910	1,295,102
Insperity Inc.	60,778	5,348,464
Navigant Consulting Inc.	95,364	1,613,559	*
TrueBlue Inc.	88,215	1,980,427	*

Total Professional Services		10,237,552

Road & Rail - 1.2%
Knight-Swift Transportation Holdings Inc.	115,769	4,810,202	*
Saia Inc.	38,622	2,419,668	*
Werner Enterprises Inc.	105,760	3,865,528

Total Road & Rail		11,095,398

Trading Companies & Distributors - 0.8%
Aircastle Ltd.	148,924	3,319,516
CAI International Inc.	86,401	2,619,678	*
Rush Enterprises Inc., Class A Shares	43,058	1,993,155	*

Total Trading Companies & Distributors		7,932,349

TOTAL INDUSTRIALS		134,184,445

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.8%
ADTRAN Inc.	97,657	2,343,768
Aerohive Networks Inc.	68,189	278,893	*
Black Box Corp.	34,187	111,108
Ciena Corp.	107,245	2,356,173	*
Finisar Corp.	121,384	2,691,083	*
InterDigital Inc.	28,144	2,075,620
NETGEAR Inc.	57,652	2,744,235	*
Plantronics Inc.	47,051	2,080,595
Viavi Solutions Inc.	302,806	2,864,545	*

Total Communications Equipment		17,546,020

Electronic Equipment, Instruments & Components - 3.6%
Belden Inc.	34,613	2,787,385
Benchmark Electronics Inc.	181,431	6,195,868	*
Insight Enterprises Inc.	77,079	3,539,468	*
Methode Electronics Inc.	97,085	4,111,550
Plexus Corp.	76,054	4,265,108	*
Sanmina Corp.	157,485	5,850,568	*
ScanSource Inc.	32,892	1,435,736	*
Tech Data Corp.	62,964	5,594,351	*

Total Electronic Equipment, Instruments & Components		33,780,034

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	SHARES	VALUE
Internet Software & Services - 2.2%
Bankrate Inc.	95,002	$1,325,278	*
Blucora Inc.	22,407	566,897	*
Box Inc., Class A Shares	275,236	5,317,559	*
Carbonite Inc.	81,021	1,782,462	*
Hortonworks Inc.	272,388	4,616,977	*
j2 Global Inc.	45,833	3,386,142
NIC Inc.	157,325	2,698,124
Okta Inc.	53,133	1,498,882	*

Total Internet Software & Services		21,192,321

IT Services - 1.8%
CACI International Inc., Class A Shares	25,247	3,518,169	*
Convergys Corp.	133,379	3,453,182
EVERTEC Inc.	82,044	1,300,397
Hackett Group Inc.	68,857	1,045,938
Science Applications International Corp.	53,976	3,608,296
Travelport Worldwide Ltd.	178,292	2,799,184
Unisys Corp.	152,991	1,300,424	*

Total IT Services		17,025,590

Semiconductors & Semiconductor Equipment - 3.5%
Amkor Technology Inc.	256,196	2,702,868	*
Axcelis Technologies Inc.	98,566	2,695,780	*
Brooks Automation Inc.	49,168	1,492,740
Cirrus Logic Inc.	100,020	5,333,066	*
Cohu Inc.	70,580	1,682,627
Diodes Inc.	53,982	1,615,681	*
Integrated Device Technology Inc.	34,140	907,441	*
MaxLinear Inc.	152,474	3,621,258	*
Power Integrations Inc.	19,280	1,411,296
Rudolph Technologies Inc.	58,283	1,532,843	*
Semtech Corp.	108,681	4,080,972	*
Silicon Laboratories Inc.	48,400	3,867,160	*
Xcerra Corp.	94,209	927,959	*
Xperi Corp.	49,592	1,254,678

Total Semiconductors & Semiconductor Equipment		33,126,369

Software - 3.8%
A10 Networks Inc.	114,110	862,672	*
Aspen Technology Inc.	59,826	3,757,671	*
Barracuda Networks Inc.	110,666	2,681,437	*
CommVault Systems Inc.	33,099	2,012,419	*
Fair Isaac Corp.	36,854	5,177,987
Imperva Inc.	51,873	2,251,288	*
Manhattan Associates Inc.	100,090	4,160,741	*
MicroStrategy Inc., Class A Shares	23,047	2,943,332	*
Pegasystems Inc.	40,714	2,347,162
Progress Software Corp.	124,112	4,737,355
Rubicon Project Inc.	115,712	450,120	*
TiVo Corp.	144,754	2,873,367
Varonis Systems Inc.	17,828	746,993	*
VASCO Data Security International Inc.	104,830	1,263,202	*

Total Software		36,265,746

Technology Hardware, Storage & Peripherals - 0.3%
Intevac Inc.	54,561	461,041	*
Super Micro Computer Inc.	101,932	2,252,697	*

Total Technology Hardware, Storage & Peripherals		2,713,738

TOTAL INFORMATION TECHNOLOGY		161,649,818

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	SHARES	VALUE
MATERIALS - 4.0%
Chemicals - 2.0%
A. Schulman Inc.	85,267	$2,911,868
Chemours Co.	100,810	5,101,994
Innophos Holdings Inc.	37,596	1,849,347
Koppers Holdings Inc.	56,794	2,621,043	*
Rayonier Advanced Materials Inc.	112,973	1,547,730
Trinseo SA	69,200	4,643,320

Total Chemicals		18,675,302

Metals & Mining - 0.9%
Coeur Mining Inc.	250,910	2,305,863	*
Commercial Metals Co.	112,268	2,136,460
Hecla Mining Co.	380,348	1,909,347
TimkenSteel Corp.	66,024	1,089,396	*
Worthington Industries Inc.	27,979	1,287,034

Total Metals & Mining		8,728,100

Paper & Forest Products - 1.1%
Boise Cascade Co.	100,095	3,493,316	*
Clearwater Paper Corp.	38,229	1,882,778	*
KapStone Paper and Packaging Corp.	259,721	5,581,404

Total Paper & Forest Products		10,957,498

TOTAL MATERIALS		38,360,900

REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Ashford Hospitality Prime Inc.	60,635	576,032
Ashford Hospitality Trust Inc.	408,855	2,727,063
CBL & Associates Properties Inc.	209,366	1,756,581
Chatham Lodging Trust	50,652	1,079,901
Coresite Realty Corp.	20,722	2,318,792
DiamondRock Hospitality Co.	434,728	4,760,271
First Industrial Realty Trust Inc.	84,342	2,537,851
GEO Group Inc.	45,092	1,212,975
Hersha Hospitality Trust	164,061	3,063,019
InfraREIT Inc.	72,030	1,611,311	*
LaSalle Hotel Properties	158,848	4,609,769
Lexington Realty Trust	425,072	4,344,236
Pebblebrook Hotel Trust	53,591	1,936,779
Potlatch Corp.	112,787	5,752,137
Ramco-Gershenson Properties Trust	115,403	1,501,393
RLJ Lodging Trust	383,321	8,433,062
Ryman Hospitality Properties Inc.	42,556	2,659,324
Summit Hotel Properties Inc.	218,524	3,494,199
Sunstone Hotel Investors Inc.	350,302	5,629,353
Washington Prime Group Inc.	272,276	2,268,059
Xenia Hotels & Resorts Inc.	188,092	3,959,336

Total Equity Real Estate Investment Trusts (REITs)		66,231,443

Real Estate Management & Development - 0.8%
Forestar Real Estate Group Inc.	84,517	1,453,693	*(b)(c)
HFF Inc., Class A Shares	85,795	3,394,050
Marcus & Millichap Inc.	62,078	1,675,485	*
RE/MAX Holdings Inc., Class A Shares	15,194	965,579

Total Real Estate Management & Development		7,488,807

TOTAL REAL ESTATE		73,720,250

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY		SHARES	VALUE
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
Cogent Communications Holdings Inc.		98,773	$4,830,000
Frontier Communications Corp.		143,645	1,693,574

Total Diversified Telecommunication Services			6,523,574

Wireless Telecommunication Services - 0.2%
Boingo Wireless Inc.		108,762	2,324,244	*

TOTAL TELECOMMUNICATION SERVICES			8,847,818

UTILITIES - 4.1%
Electric Utilities - 1.8%
ALLETE Inc.		60,591	4,683,078
El Paso Electric Co.		38,288	2,115,412
IDACORP Inc.		20,819	1,830,615
PNM Resources Inc.		145,864	5,878,319
Portland General Electric Co.		72,493	3,308,581

Total Electric Utilities			17,816,005

Gas Utilities - 1.6%
Chesapeake Utilities Corp.		17,252	1,349,969
New Jersey Resources Corp.		78,397	3,304,434
Northwest Natural Gas Co.		27,866	1,794,570
ONE Gas Inc.		53,418	3,933,702
Southwest Gas Holdings Inc.		60,478	4,694,302

Total Gas Utilities			15,076,977

Independent Power and Renewable Electricity Producers - 0.6%
Dynegy Inc.		286,431	2,804,160	*
NRG Yield Inc., Class C Shares		35,300	681,290
Pattern Energy Group Inc.		90,232	2,174,591

Total Independent Power and Renewable Electricity Producers			5,660,041

Multi-Utilities - 0.1%
Unitil Corp.		13,453	665,385

TOTAL UTILITIES			39,218,408

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $761,273,169)			935,497,259

	RATE
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $15,931,684)	0.907%	15,931,684	15,931,684

TOTAL INVESTMENTS - 99.9% (Cost - $777,204,853)			951,428,943
Other Assets in Excess of Liabilities - 0.1%			654,819

TOTAL NET ASSETS - 100.0%			$952,083,762

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Security is valued using significant unobservable inputs (See Note 1).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$124,510,386	—	$0	*	$124,510,386
Health Care	138,531,068	—	0	*	138,531,068
Real Estate	72,266,557	—	1,453,693		73,720,250
Other Common Stocks	598,735,555	—	—		598,735,555

Total Long-Term Investments	$934,043,566	—	$1,453,693		$935,497,259

Short-Term Investments†	$15,931,684	—	—		$15,931,684

Total Investments	$949,975,250	—	$1,453,693		$951,428,943

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017